Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (14,047,983)	$ (17,918,905)	$ (103,424,827)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation of vessels	10,995,023	12,137,445	19,983,772
Impairment loss and loss on write-down of vessel held for sale	1,641,885	3,500,000	78,207,462
Amortization of deferred charges	150,189	137,032	145,825
Loss / (gain) on sale of vessels	(461,586)		1,935,019
Share-based compensation	306,111	510,114	568,334
Unrealized gain on derivatives	(45,669)	(718,977)	(1,375,820)
Other income accrued	(1,212,938)	(987,604)	(196,196)
Loss in investment in joint venture	2,158,393	2,541,775	2,023,191
(Increase) / decrease in:
Trade accounts receivable	781,714	(316,841)	(453,980)
Prepaid expenses	172,725	(52,983)	(22,168)
Other receivables	(386,671)	596,113	869,278
Inventories	293,990	(284,816)	338,522
Due from related company			4,948,443
Increase / (decrease) in:
Due to related company	(823,105)	242,330	903,478
Trade accounts payable	(1,262,798)	466,139	(101,764)
Accrued expenses	54,673	(394,155)	(219,962)
Deferred revenue	(341,525)	(186,944)	(96,718)
Net cash provided by / (used in) operating activities	(2,027,572)	(730,277)	4,031,889
Cash flows from investing activities:
Advances for vessels under construction	(16,628,889)	(15,637,368)	(37,820)
Advance received for vessel held for sale	1,122,208
Contributions to joint venture			(6,250,000)
Purchase of a vessel		(21,323,935)	(5,978,062)
Other investments			(5,000,000)
Release of restricted cash	4,102,364	168,322	2,063,596
Increase in restricted cash	(6,575,014)	(300,000)
Proceeds from sale of vessels	7,345,342		7,322,818
Net cash used in investing activities	(10,633,989)	(37,092,981)	(7,879,468)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of commissions paid		29,700,000
Proceeds from issuance of common stock, net of commissions paid	10,545,007	14,550,000
Funds used for common stock buyback		(150,687)
Offering expenses paid	(400,696)	(564,922)	(99,200)
Dividends paid		(13,050)	(2,090,944)
Loan arrangement fees paid	(442,574)	(299,900)
Proceeds from long-term debt	8,400,000	23,300,000
Repayment of long-term debt	(22,135,960)	(14,687,000)	(15,937,000)
Net cash (used in) / provided by financing activities	(4,034,223)	51,834,441	(18,127,144)
Net (decrease) / increase in cash and cash equivalents	(16,695,784)	14,011,183	(21,974,723)
Cash and cash equivalents at beginning of year	25,411,420	11,400,237	33,374,960
Cash and cash equivalents at end of year	8,715,636	25,411,420	11,400,237
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	1,352,737	2,000,850	1,734,967
Financing and investing activities fees:
Loan arrangement fees accrued	72,600
Offering expenses accrued	3,279	86,078	$ 66,478
“Payment-in-kind” dividends	1,639,149	$ 1,440,100
Capital expenditures included in liabilities	$ 385,488